Taxes - (Loss) before taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Loss) before taxes	$ (332)	$ (300)	$ (127)
Country of domicile [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Loss) before taxes	(274)	(227)	(104)
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Loss) before taxes	$ (58)	$ (73)	$ (23)